July 2, 2014

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Ladies and Gentlemen:

For filing is a supplement, in XBRL format, to the Registrant’s prospectus dated February 28, 2014. If you have any questions or comments regarding the foregoing, please contact me at (612) 844-4198.

Thank you.

Very truly yours,

/s/ Michael W. Kremenak

Michael W. Kremenak

Senior Counsel